Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill
Balance at beginning of the year	$ 1,958,263	$ 1,872,083
Foreign currency translation adjustment	(2,597)	1,255
Increase in goodwill related to acquisition	708,471	84,925
Impairment	(14,830)	0	$ 0
Balance at end of the year	2,649,307	1,958,263	1,872,083
All other
Goodwill
Balance at beginning of the year	104,042	17,862
Foreign currency translation adjustment	(2,597)	1,255
Increase in goodwill related to acquisition	708,471	84,925
Impairment	(14,830)
Balance at end of the year	795,086	104,042	17,862
Bigo [Member]
Goodwill
Balance at beginning of the year	1,854,221	1,854,221
Impairment	0
Balance at end of the year	$ 1,854,221	$ 1,854,221	$ 1,854,221